FINANCIAL INSTRUMENTS (Schedule of concentration of revenue risk) (Details) - vessel_rig	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Maersk A/S (“Maersk”)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	16	15
Maersk A/S (“Maersk”) | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	31.00%	31.00%
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	6	6
Evergreen Marine Corporation (Taiwan) Ltd. and its affiliate Evergreen Marine (Singapore) Pte Ltd. (collectively “Evergreen”) | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	15.00%	17.00%
Conocophillips Skandinavia AS
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	1
Conocophillips Skandinavia AS | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	11.00%
Trafigura Maritime Logistics Pte Ltd (“Trafigura”)
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	7	7
Trafigura Maritime Logistics Pte Ltd (“Trafigura”) | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	9.00%	9.00%
Golden Ocean Group Limited (“Golden Ocean”)*
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	8	8
Golden Ocean Group Limited (“Golden Ocean”)* | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	8.00%	9.00%
MSC
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of chartered vessels and rigs	9	9
MSC | Sales revenue, net | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Concentration risk, percentage	1.00%	1.00%